Credit Line (Details) (USD $)	1 Months Ended	0 Months Ended
	Oct. 21, 2013	Mar. 20, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Borrowing availability	$ 7,500,000	$ 6,000,000
Expiration period	1 year
Outstanding borrowings			4,800,000
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	6.00%	5.50%
Aggregate amount of interest per month		$ 18,000